Borrowings and Bank Deposits (Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	$ 68,515	$ 77,087
Long-term Debt and Capital Lease Obligations	187,749	209,754
Non Recourse Borrowings Of Consolidated Securitization Entities	29,938	30,124
Deposits	62,839	53,361
Total borrowings and bank deposits	349,041	370,326
US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	22,019	24,877
Short-term Debt, Weighted Average Interest Rate	0.19%	0.18%
Non US Commercial Paper [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	2,993	4,168
Short-term Debt, Weighted Average Interest Rate	0.25%	0.33%
Current Portion Of Long Term Borrowings [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	37,724	39,003
Short-term Debt, Weighted Average Interest Rate	2.53%	2.70%
GE Interest Plus notes [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	5,467	8,699
Short-term Debt, Weighted Average Interest Rate	1.01%	1.11%
Other Short Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Short-term borrowings (Note 8)	312	340
Senior unsecured notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term Debt and Capital Lease Obligations	162,629	186,134
Long-term Debt, Weighted Average Interest Rate	2.72%	2.97%
Subordinated notes [Member]
Borrowings And Bank Deposits [Line Items]
Long-term Debt and Capital Lease Obligations	4,804	4,821
Long-term Debt, Weighted Average Interest Rate	3.36%	3.93%
Subordinated Debt [Member]
Borrowings And Bank Deposits [Line Items]
Long-term Debt and Capital Lease Obligations	7,085	7,462
Long-term Debt, Weighted Average Interest Rate	5.88%	5.64%
Other Long Term Borrowing [Member]
Borrowings And Bank Deposits [Line Items]
Long-term Debt and Capital Lease Obligations	13,231	11,337
Non Recourse Borrowings Of Consolidated Securitization Entites [Member]
Borrowings And Bank Deposits [Line Items]
Long-term Debt and Capital Lease Obligations	$ 29,938	$ 30,124
Long-term Debt, Weighted Average Interest Rate	1.04%	1.05%